Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Income Statement [Abstract]
Revenue	$ 213,204
Operating expenses:
Exploration expense	177,416	251,743
General and administrative expenses	4,716,057	3,315,782
Stock-based compensation expense	1,534,667	1,044,261
Accretion expense	2,778	2,778
Total operating expenses	6,430,918	4,614,564
Loss from operations	(6,217,714)	(4,614,564)
Other expenses:
Interest expense	2,118,548	791,811
Loss on settlement		13,051
Loss on note conversion	1,290,535	1,125,000
Total other expenses	3,409,083	1,929,862
Loss before income taxes	(9,626,797)	(6,544,426)
Provision for income taxes
Net loss	$ (9,626,797)	$ (6,544,426)
Basic and Diluted Net Loss per Common Share
Basic	$ (4.32)	$ (5.67)
Diluted	$ (4.32)	$ (5.67)
Weighted Average Number of Common Shares Outstanding
Basic	2,226,320	1,153,988
Diluted	2,226,320	1,153,988